RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	(378)	(91)
Loans and notes receivable	170	50
Receivables and other assets	71	59
Deposit payable to Brookfield Asset Management(1)	(680)	(754)
Property-specific obligations	(250)	—
Loans and notes payable and other liabilities	(259)	(313)
Preferred shares held by Brookfield Asset Management	(1,015)	(15)
Brookfield Asset Management interest in Canholdco	(2,083)	—
(1) As of December 31, 2021, a $680 million on-demand deposit was payable to Brookfield Asset Management, provided for in the deposit agreement between the partnership and Brookfield Asset Management. The deposit limit was increased to $3.0 billion in the second quarter of 2021.

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
Transactions with related parties:
Commercial property revenue(1)	$35	$32	$26
Management fee income	42	32	35
Participating loan interests (including fair value gains, net)(2)	—	—	50
Income from equity accounted investments	26	(11)	(12)
Interest expense on debt obligations	24	19	48
Interest on capital securities held by Brookfield Asset Management	—	—	8
General and administrative expense(2)	271	164	198
Construction costs(3)	132	265	411
Return of capital distributions on Brookfield Asset Management’s interest in Canholdco	176	—	—
Distributions on Brookfield Asset Management’s interest in Canholdco	369	—	—
Incentive Fees(4)	35	16	104
(1)Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.
(3)Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.
(4)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.